Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Assets [Abstract]
Disclosure of Detailed Information about Other Assets

	December 31, 2022	December 31, 2021
Receivables from asset sales, net of loss allowance(a)(b)	$20,965	$10,321
VAT receivables (note 7)	18,800	8,845
Investment in PGI(c)	2,294	2,294
Derivative assets(b) (note 14(a))	525	218
Other	4,733	3,935
	$47,317	$25,613